LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2019
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of Long-term borrowings due to related party

Long-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥9,663,729	¥8,977,001	¥1,307,305
Less: current portion	(719,895)	(780,797)	(113,706)
Total long-term borrowings due to related party	¥8,943,834	¥8,196,204	$1,193,599

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2018 and 2019.

Schedule of future maturities of long-term borrowings due to related party

The future maturities of long-term borrowings due to related party at June 30, 2019 are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2020	¥780,797	$113,706
2021	816,952	118,971
2022	892,701	130,002
2023	975,474	142,057
2024	1,065,921	155,228
Thereafter	4,445,156	647,341
Total	¥8,977,001	$1,307,305